Income Taxes - Components of income tax (benefit) expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
U.S. Federal			$ (491)	$ 11,653	$ 27,741
State and local			711	4,209	7,955
Total current			220	15,862	35,696
Deferred:
U.S. Federal			(21,489)	(19,467)	(14,496)
State and local			(3,935)	(3,651)	(1,745)
Total deferred	$ (30,974)	$ (23,895)	(25,424)	(23,118)	(16,241)
Income tax provision	$ (30,903)	$ (13,477)	$ (25,204)	$ (7,256)	$ 19,455